Schedule of Investments (unaudited) December 31, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co. (The)	3,993,422	$854,831,913
General Dynamics Corp.	1,754,348	261,082,069
Howmet Aerospace Inc.	2,920,386	83,347,817
Huntington Ingalls Industries Inc.	295,352	50,351,609
L3Harris Technologies Inc.	1,581,213	298,880,881
Lockheed Martin Corp.	1,855,020	658,495,000
Northrop Grumman Corp.	1,169,365	356,328,903
Raytheon Technologies Corp.	11,440,086	818,080,550
Teledyne Technologies Inc.(a)(b)	275,643	108,046,543
Textron Inc.(b)	1,769,158	85,503,406
TransDigm Group Inc.(a)	409,675	253,527,374

		3,828,476,065

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	1,007,523	94,576,184
Expeditors International of Washington Inc.	1,264,525	120,268,973
FedEx Corp.	1,820,745	472,701,817
United Parcel Service Inc., Class B	5,386,850	907,145,540

		1,594,692,514

Airlines — 0.3%
Alaska Air Group Inc.	966,126	50,238,552
American Airlines Group Inc.(b)	4,596,368	72,484,723
Delta Air Lines Inc.	4,818,210	193,740,224
Southwest Airlines Co.	4,442,076	207,045,163
United Airlines Holdings Inc.(a)(b)	2,242,113	96,971,387

		620,480,049

Auto Components — 0.1%
Aptiv PLC	2,032,027	264,752,798
BorgWarner Inc.	1,811,883	70,011,159

		334,763,957

Automobiles — 2.0%
Ford Motor Co.	29,492,515	259,239,207
General Motors Co.	9,478,672	394,691,902
Tesla Inc.(a)(b)	5,706,648	4,027,010,294

		4,680,941,403

Banks — 3.9%
Bank of America Corp.	57,315,941	1,737,246,172
Citigroup Inc.	15,680,676	966,870,482
Citizens Financial Group Inc.	3,204,424	114,590,202
Comerica Inc.	1,021,212	57,044,903
Fifth Third Bancorp.	5,352,118	147,557,893
First Republic Bank/CA	1,301,210	191,186,785
Huntington Bancshares Inc./OH	7,646,198	96,571,481
JPMorgan Chase & Co.	22,938,953	2,914,852,758
KeyCorp	7,348,342	120,586,292
M&T Bank Corp.	949,841	120,914,759
People’s United Financial Inc.	3,060,337	39,570,158
PNC Financial Services Group Inc. (The)	3,193,916	475,893,484
Regions Financial Corp.	7,227,769	116,511,636
SVB Financial Group(a)(b)	384,836	149,250,946
Truist Financial Corp.	10,161,682	487,049,418
U.S. Bancorp.	10,333,552	481,440,188
Wells Fargo & Co.	31,113,790	939,014,182
Zions Bancorp NA	1,194,353	51,882,694

		9,208,034,433

Beverages — 1.6%
Brown-Forman Corp., Class B, NVS	1,368,489	108,699,081
Coca-Cola Co. (The)	29,120,669	1,596,977,488

Security	Shares	Value

Beverages (continued)
Constellation Brands Inc., Class A	1,275,626	$279,425,875
Molson Coors Beverage Co., Class B	1,416,050	63,991,300
Monster Beverage Corp.(a)	2,789,689	257,990,439
PepsiCo Inc.	10,405,203	1,543,091,605

		3,850,175,788

Biotechnology — 1.9%
AbbVie Inc.	13,293,410	1,424,388,881
Alexion Pharmaceuticals Inc.(a)	1,651,829	258,081,763
Amgen Inc.	4,381,111	1,007,305,041
Biogen Inc.(a)(b)	1,161,203	284,332,167
Gilead Sciences Inc.	9,433,289	549,583,417
Incyte Corp.(a)(b)	1,395,250	121,358,845
Regeneron Pharmaceuticals Inc.(a)(b)	789,097	381,220,652
Vertex Pharmaceuticals Inc.(a)	1,956,880	462,489,019

		4,488,759,785

Building Products — 0.5%
A O Smith Corp.	1,013,342	55,551,408
Allegion PLC	692,439	80,586,051
Carrier Global Corp.	6,151,369	232,029,639
Fortune Brands Home & Security Inc.	1,047,930	89,828,560
Johnson Controls International PLC	5,464,740	254,602,236
Masco Corp.	1,948,069	107,007,430
Trane Technologies PLC	1,807,049	262,311,233

		1,081,916,557

Capital Markets — 2.8%
Ameriprise Financial Inc.	887,814	172,528,895
Bank of New York Mellon Corp. (The)	6,154,357	261,190,911
BlackRock Inc.(c)	1,067,362	770,144,378
Cboe Global Markets Inc.	813,054	75,711,588
Charles Schwab Corp. (The)	11,225,518	595,401,475
CME Group Inc.	2,705,799	492,590,708
Franklin Resources Inc.	2,075,631	51,870,019
Goldman Sachs Group Inc. (The)	2,589,212	682,801,097
Intercontinental Exchange Inc.	4,230,877	487,777,809
Invesco Ltd.	2,935,995	51,174,393
MarketAxess Holdings Inc.	283,981	162,028,199
Moody’s Corp.	1,218,176	353,563,402
Morgan Stanley	10,767,948	737,927,476
MSCI Inc.	625,656	279,374,174
Nasdaq Inc.	850,774	112,931,741
Northern Trust Corp.	1,551,377	144,495,254
Raymond James Financial Inc.	917,130	87,741,827
S&P Global Inc.	1,812,996	595,986,175
State Street Corp.	2,654,926	193,225,514
T Rowe Price Group Inc.	1,709,234	258,760,935

		6,567,225,970

Chemicals — 1.8%
Air Products & Chemicals Inc.	1,663,298	454,446,280
Albemarle Corp.(b)	797,683	117,674,196
Celanese Corp.	885,654	115,081,881
CF Industries Holdings Inc.	1,648,299	63,805,654
Corteva Inc.	5,626,581	217,861,216
Dow Inc.	5,581,981	309,799,946
DuPont de Nemours Inc.	5,522,548	392,708,388
Eastman Chemical Co.	1,003,192	100,600,094
Ecolab Inc.	1,868,834	404,340,924
FMC Corp.	969,313	111,403,143
International Flavors & Fragrances Inc.(b)	793,296	86,342,337
Linde PLC	3,952,869	1,041,620,510

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	1,934,931	$177,355,776
Mosaic Co. (The)	2,600,000	59,826,000
PPG Industries Inc.	1,777,509	256,352,348
Sherwin-Williams Co. (The)	615,184	452,104,873

		4,361,323,566

Commercial Services & Supplies — 0.4%
Cintas Corp.	660,146	233,335,205
Copart Inc.(a)(b)	1,552,267	197,525,976
Republic Services Inc.	1,578,522	152,011,669
Rollins Inc.	1,642,528	64,173,569
Waste Management Inc.	2,925,868	345,047,613

		992,094,032

Communications Equipment — 0.8%
Arista Networks Inc.(a)(b)	409,978	119,127,307
Cisco Systems Inc.	31,798,769	1,422,994,913
F5 Networks Inc.(a)(b)	460,121	80,953,689
Juniper Networks Inc.	2,468,020	55,555,130
Motorola Solutions Inc.	1,280,377	217,740,913

		1,896,371,952

Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.	959,356	104,531,430
Quanta Services Inc.	1,022,156	73,615,675

		178,147,105

Construction Materials — 0.1%
Martin Marietta Materials Inc.	468,622	133,074,589
Vulcan Materials Co.	997,242	147,900,961

		280,975,550

Consumer Finance — 0.5%
American Express Co.	4,914,785	594,246,654
Capital One Financial Corp.	3,442,066	340,248,224
Discover Financial Services	2,297,682	208,009,151
Synchrony Financial	4,065,181	141,102,433

		1,283,606,462

Containers & Packaging — 0.4%
Amcor PLC	11,705,492	137,773,641
Avery Dennison Corp.	627,792	97,376,817
Ball Corp.	2,461,608	229,372,633
International Paper Co.	2,944,430	146,397,060
Packaging Corp. of America	703,168	96,973,899
Sealed Air Corp.	1,210,961	55,449,904
Westrock Co.	1,997,460	86,949,434

		850,293,388

Distributors — 0.1%
Genuine Parts Co.	1,076,245	108,087,286
LKQ Corp.(a)(b)	2,068,626	72,898,380
Pool Corp.(b)	300,016	111,755,960

		292,741,626

Diversified Financial Services — 1.4%
Berkshire Hathaway Inc., Class B(a)	14,645,445	3,395,839,332

Diversified Telecommunication Services — 1.4%
AT&T Inc.	53,651,940	1,543,029,794
CenturyLink Inc.	7,644,327	74,532,188
Verizon Communications Inc.	31,140,925	1,829,529,344

		3,447,091,326

Electric Utilities — 1.8%
Alliant Energy Corp.	1,883,333	97,048,149
American Electric Power Co. Inc.	3,745,017	311,847,566

Security	Shares	Value

Electric Utilities (continued)
Duke Energy Corp.	5,547,031	$507,886,158
Edison International	2,848,471	178,940,948
Entergy Corp.	1,497,540	149,514,394
Evergy Inc.	1,707,027	94,757,069
Eversource Energy	2,588,989	223,973,438
Exelon Corp.	7,341,609	309,962,732
FirstEnergy Corp.	4,029,176	123,333,077
NextEra Energy Inc.	14,742,863	1,137,411,880
NRG Energy Inc.	1,883,132	70,711,607
Pinnacle West Capital Corp.	832,771	66,580,041
PPL Corp.	5,785,733	163,157,671
Southern Co. (The)	7,948,657	488,286,000
Xcel Energy Inc.	3,966,182	264,425,354

		4,187,836,084

Electrical Equipment — 0.5%
AMETEK Inc.(b)	1,731,348	209,389,227
Eaton Corp. PLC	3,006,440	361,193,702
Emerson Electric Co.	4,500,485	361,703,979
Rockwell Automation Inc.	874,269	219,275,408

		1,151,562,316

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	2,257,283	295,184,898
CDW Corp./DE	1,068,584	140,828,685
Corning Inc.	5,749,499	206,981,964
FLIR Systems Inc.	969,531	42,494,544
IPG Photonics Corp.(a)(b)	279,016	62,440,991
Keysight Technologies Inc.(a)	1,394,423	184,189,334
TE Connectivity Ltd.	2,488,948	301,336,934
Vontier Corp.(a)(b)	1,032,549	34,487,137
Zebra Technologies Corp., Class A(a)	401,179	154,185,125

		1,422,129,612

Energy Equipment & Services — 0.2%
Baker Hughes Co.	5,161,037	107,607,621
Halliburton Co.	6,761,371	127,789,912
NOV Inc.	3,022,550	41,499,612
Schlumberger Ltd.	10,475,569	228,681,671
TechnipFMC PLC	3,325,893	31,263,394

		536,842,210

Entertainment — 2.3%
Activision Blizzard Inc.	5,816,100	540,024,885
Electronic Arts Inc.(b)	2,182,913	313,466,307
Live Nation Entertainment Inc.(a)(b)	1,054,892	77,513,464
Netflix Inc.(a)	3,326,130	1,798,538,275
Take-Two Interactive Software Inc.(a)	856,834	178,041,537
Walt Disney Co. (The)(a)	13,629,123	2,469,324,505

		5,376,908,973

Equity Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities Inc.	931,854	166,075,020
American Tower Corp.	3,342,871	750,340,825
AvalonBay Communities Inc.	1,055,450	169,325,843
Boston Properties Inc.	1,055,479	99,774,430
Crown Castle International Corp.	3,245,717	516,685,689
Digital Realty Trust Inc.	2,108,335	294,133,816
Duke Realty Corp.	2,780,733	111,145,898
Equinix Inc.	671,642	479,673,284
Equity Residential	2,577,213	152,777,187
Essex Property Trust Inc.	489,903	116,312,770
Extra Space Storage Inc.	953,958	110,525,574
Federal Realty Investment Trust	535,948	45,619,894

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthpeak Properties Inc.	3,994,149	$120,743,124
Host Hotels & Resorts Inc.	5,277,072	77,203,563
Iron Mountain Inc.	2,245,874	66,208,365
Kimco Realty Corp.	3,329,181	49,971,007
Mid-America Apartment Communities Inc.	853,883	108,178,437
Prologis Inc.	5,570,829	555,188,818
Public Storage	1,148,062	265,121,958
Realty Income Corp.	2,643,997	164,377,293
Regency Centers Corp.	1,147,305	52,305,635
SBA Communications Corp.	836,161	235,906,103
Simon Property Group Inc.	2,465,441	210,252,808
SL Green Realty Corp.	570,329	33,980,202
UDR Inc.	2,171,946	83,467,885
Ventas Inc.	2,779,778	136,320,313
Vornado Realty Trust	1,125,931	42,042,264
Welltower Inc.	3,140,385	202,931,679
Weyerhaeuser Co.	5,604,534	187,920,025

		5,604,509,709

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	3,322,562	1,251,874,911
Kroger Co. (The)	5,827,134	185,069,776
Sysco Corp.	3,843,732	285,435,538
Walgreens Boots Alliance Inc.	5,427,884	216,464,014
Walmart Inc.	10,438,202	1,504,666,818

		3,443,511,057

Food Products — 1.0%
Archer-Daniels-Midland Co.	4,187,080	211,070,703
Campbell Soup Co.	1,492,023	72,139,312
Conagra Brands Inc.	3,635,456	131,821,634
General Mills Inc.	4,600,256	270,495,053
Hershey Co. (The)	1,110,254	169,124,992
Hormel Foods Corp.(b)	2,100,570	97,907,568
JM Smucker Co. (The)	853,573	98,673,039
Kellogg Co.	1,914,122	119,115,812
Kraft Heinz Co. (The)	4,876,437	169,017,306
Lamb Weston Holdings Inc.	1,074,465	84,603,374
McCormick & Co. Inc./MD, NVS	1,871,556	178,920,754
Mondelez International Inc., Class A	10,762,593	629,288,813
Tyson Foods Inc., Class A	2,213,424	142,633,042

		2,374,811,402

Gas Utilities — 0.0%
Atmos Energy Corp.	963,221	91,920,180

Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	13,337,729	1,460,347,948
ABIOMED Inc.(a)(b)	336,684	109,152,953
Align Technology Inc.(a)	541,444	289,336,845
Baxter International Inc.	3,844,143	308,454,034
Becton Dickinson and Co.	2,182,564	546,121,164
Boston Scientific Corp.(a)	10,775,834	387,391,232
Cooper Companies Inc. (The)(b)	365,735	132,878,840
Danaher Corp.	4,761,392	1,057,695,619
DENTSPLY SIRONA Inc.	1,682,921	88,117,744
DexCom Inc.(a)(b)	724,867	267,997,827
Edwards Lifesciences Corp.(a)(b)	4,690,177	427,884,848
Hologic Inc.(a)	1,944,705	141,632,865
IDEXX Laboratories Inc.(a)(b)	643,548	321,690,339
Intuitive Surgical Inc.(a)(b)	884,605	723,695,350
Medtronic PLC	10,136,149	1,187,348,494

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ResMed Inc.	1,090,520	$231,800,931
STERIS PLC	638,877	121,092,747
Stryker Corp.	2,463,638	603,689,855
Teleflex Inc.(b)	348,120	143,275,748
Varian Medical Systems Inc.(a)	682,003	119,357,345
West Pharmaceutical Services Inc.	556,305	157,606,770
Zimmer Biomet Holdings Inc.	1,559,817	240,352,202

		9,066,921,700

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	1,101,068	107,640,408
Anthem Inc.	1,871,617	600,957,502
Cardinal Health Inc.	2,197,741	117,711,008
Centene Corp.(a)	4,376,026	262,692,841
Cigna Corp.(b)	2,718,660	565,970,639
CVS Health Corp.	9,850,170	672,766,611
DaVita Inc.(a)(b)	555,822	65,253,503
HCA Healthcare Inc.	1,986,219	326,653,577
Henry Schein Inc.(a)(b)	1,074,498	71,840,936
Humana Inc.	995,953	408,609,637
Laboratory Corp. of America Holdings(a)	732,938	149,189,530
McKesson Corp.	1,212,879	210,943,916
Quest Diagnostics Inc.	1,014,144	120,855,540
UnitedHealth Group Inc.	7,140,314	2,503,965,313
Universal Health Services Inc., Class B	574,756	79,028,950

		6,264,079,911

Health Care Technology — 0.1%
Cerner Corp.	2,307,259	181,073,686

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	5,632,575	122,001,575
Chipotle Mexican Grill Inc.(a)	210,516	291,924,642
Darden Restaurants Inc.	975,964	116,256,832
Domino’s Pizza Inc.	295,420	113,281,753
Hilton Worldwide Holdings Inc.	2,087,913	232,301,201
Las Vegas Sands Corp.	2,468,512	147,123,315
Marriott International Inc./MD, Class A	2,001,438	264,029,701
McDonald’s Corp.	5,610,940	1,203,995,505
MGM Resorts International(b)	3,044,381	95,928,445
Norwegian Cruise Line Holdings Ltd.(a)(b)	2,326,166	59,154,401
Royal Caribbean Cruises Ltd.	1,411,842	105,450,479
Starbucks Corp.	8,832,628	944,914,544
Wynn Resorts Ltd.	715,392	80,717,679
Yum! Brands Inc.	2,277,455	247,240,515

		4,024,320,587

Household Durables — 0.4%
DR Horton Inc.	2,495,417	171,984,140
Garmin Ltd.	1,122,554	134,324,812
Leggett & Platt Inc.	965,218	42,759,157
Lennar Corp., Class A	2,070,340	157,822,018
Mohawk Industries Inc.(a)(b)	463,608	65,345,548
Newell Brands Inc.	2,913,366	61,850,760
NVR Inc.(a)	26,322	107,390,075
PulteGroup Inc.	1,992,951	85,936,047
Whirlpool Corp.	463,663	83,686,535

		911,099,092

Household Products — 1.6%
Church & Dwight Co. Inc.	1,878,672	163,876,559
Clorox Co. (The)	952,406	192,309,819
Colgate-Palmolive Co.	6,459,728	552,371,341

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	2,565,385	$345,890,860
Procter & Gamble Co. (The)	18,660,082	2,596,363,809

		3,850,812,388

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	4,989,875	117,262,062

Industrial Conglomerates — 1.2%
3M Co.	4,340,856	758,738,220
General Electric Co.	65,921,698	711,954,338
Honeywell International Inc.	5,284,241	1,123,958,061
Roper Technologies Inc.	789,211	340,220,970

		2,934,871,589

Insurance — 1.9%
Aflac Inc.	4,916,110	218,619,412
Allstate Corp. (The)	2,295,627	252,358,276
American International Group Inc.	6,483,317	245,458,381
Aon PLC, Class A	1,720,458	363,481,162
Arthur J Gallagher & Co.	1,440,730	178,232,708
Assurant Inc.	460,142	62,680,543
Chubb Ltd.	3,396,762	522,829,607
Cincinnati Financial Corp.	1,126,059	98,383,775
Everest Re Group Ltd.	294,085	68,842,358
Globe Life Inc.	721,126	68,478,125
Hartford Financial Services Group Inc. (The)	2,713,491	132,906,789
Lincoln National Corp.	1,370,216	68,935,567
Loews Corp.(b)	1,749,519	78,763,345
Marsh & McLennan Companies Inc.	3,823,454	447,344,118
MetLife Inc.	5,756,578	270,271,337
Principal Financial Group Inc.	1,907,766	94,644,271
Progressive Corp. (The)	4,406,919	435,756,151
Prudential Financial Inc.	2,990,088	233,436,170
Travelers Companies Inc. (The)	1,911,972	268,383,510
Unum Group	1,626,569	37,313,493
Willis Towers Watson PLC	970,091	204,378,772
WR Berkley Corp.	1,041,404	69,170,054

		4,420,667,924

Interactive Media & Services — 5.5%
Alphabet Inc., Class A(a)	2,262,460	3,965,277,895
Alphabet Inc., Class C, NVS(a)	2,184,922	3,827,721,153
Facebook Inc., Class A(a)(b)	18,090,907	4,941,712,156
Twitter Inc.(a)(b)	5,985,299	324,103,941

		13,058,815,145

Internet & Direct Marketing Retail — 4.9%
Amazon.com Inc.(a)	3,209,538	10,453,240,598
Booking Holdings Inc.(a)	308,602	687,339,977
eBay Inc.	4,942,705	248,370,926
Etsy Inc.(a)(b)	953,165	169,577,585
Expedia Group Inc.	1,018,676	134,872,703

		11,693,401,789

IT Services — 5.5%
Accenture PLC, Class A	4,767,835	1,245,406,180
Akamai Technologies Inc.(a)(b)	1,224,400	128,549,756
Automatic Data Processing Inc.	3,231,459	569,383,076
Broadridge Financial Solutions Inc.	862,816	132,183,411
Cognizant Technology Solutions Corp., Class A	4,023,431	329,720,170
DXC Technology Co.	1,833,962	47,224,522
Fidelity National Information Services Inc.	4,674,984	661,323,237
Fiserv Inc.(a)(b)	4,326,844	492,654,458
FleetCor Technologies Inc.(a)(b)	630,383	171,987,394

Security	Shares	Value

IT Services (continued)
Gartner Inc.(a)(b)	667,126	$106,866,914
Global Payments Inc.(b)	2,256,692	486,136,591
International Business Machines Corp.	6,705,598	844,100,676
Jack Henry & Associates Inc.	571,654	92,602,231
Leidos Holdings Inc.	1,008,831	106,048,315
Mastercard Inc., Class A	6,620,349	2,363,067,372
Paychex Inc.	2,416,058	225,128,284
PayPal Holdings Inc.(a)(b)	8,817,498	2,065,058,032
VeriSign Inc.(a)	755,721	163,538,024
Visa Inc., Class A(b)	12,764,384	2,791,953,712
Western Union Co. (The)	3,046,175	66,833,080

		13,089,765,435

Leisure Products — 0.0%
Hasbro Inc.	982,375	91,891,357

Life Sciences Tools & Services — 1.2%
Agilent Technologies Inc.	2,302,783	272,856,757
Bio-Rad Laboratories Inc., Class A(a)(b)	165,421	96,430,518
Illumina Inc.(a)(b)	1,100,876	407,324,120
IQVIA Holdings Inc.(a)	1,442,863	258,517,764
Mettler-Toledo International Inc.(a)(b)	179,784	204,896,229
PerkinElmer Inc.(b)	828,210	118,848,135
Thermo Fisher Scientific Inc.	2,984,255	1,390,006,294
Waters Corp.(a)	463,654	114,717,273

		2,863,597,090

Machinery — 1.7%
Caterpillar Inc.	4,092,571	744,929,773
Cummins Inc.	1,113,771	252,937,394
Deere & Co.	2,361,233	635,289,739
Dover Corp.	1,083,875	136,839,219
Flowserve Corp.	934,599	34,439,973
Fortive Corp.(b)	2,537,491	179,705,113
IDEX Corp.	566,573	112,861,342
Illinois Tool Works Inc.	2,171,373	442,699,527
Ingersoll Rand Inc.(a)	2,783,762	126,828,197
Otis Worldwide Corp.	3,063,247	206,922,335
PACCAR Inc.	2,616,136	225,720,214
Parker-Hannifin Corp.	969,295	264,045,651
Pentair PLC	1,216,039	64,559,510
Snap-on Inc.	406,278	69,530,417
Stanley Black & Decker Inc.	1,210,112	216,077,599
Westinghouse Air Brake Technologies Corp.	1,334,151	97,659,853
Xylem Inc./NY	1,355,283	137,954,256

		3,949,000,112

Media — 1.3%
Charter Communications Inc., Class A(a)(b)	1,098,058	726,420,270
Comcast Corp., Class A	34,360,197	1,800,474,323
Discovery Inc., Class A(a)(b)	1,259,826	37,908,164
Discovery Inc., Class C, NVS(a)	2,219,932	58,140,019
DISH Network Corp., Class A(a)(b)	1,802,543	58,294,240
Fox Corp., Class A, NVS	2,540,123	73,968,382
Fox Corp., Class B(a)	1,099,994	31,767,827
Interpublic Group of Companies Inc. (The)	2,991,296	70,355,282
News Corp., Class A, NVS	2,878,598	51,728,406
News Corp., Class B	861,130	15,302,280
Omnicom Group Inc.	1,617,781	100,901,001
ViacomCBS Inc., Class B, NVS	4,249,441	158,334,172

		3,183,594,366

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.3%
Freeport-McMoRan Inc.	10,933,400	$284,487,068
Newmont Corp.	6,058,605	362,849,853
Nucor Corp.	2,255,256	119,957,067

		767,293,988

Multi-Utilities — 0.8%
Ameren Corp.	1,854,881	144,792,011
CenterPoint Energy Inc.	4,198,005	90,844,828
CMS Energy Corp.	2,136,343	130,338,287
Consolidated Edison Inc.	2,595,910	187,606,416
Dominion Energy Inc.	6,139,348	461,678,970
DTE Energy Co.	1,455,398	176,699,871
NiSource Inc.	2,959,311	67,886,594
Public Service Enterprise Group Inc.	3,806,748	221,933,408
Sempra Energy	2,176,972	277,368,003
WEC Energy Group Inc.	2,373,743	218,455,568

		1,977,603,956

Multiline Retail — 0.5%
Dollar General Corp.	1,843,731	387,736,629
Dollar Tree Inc.(a)(b)	1,769,934	191,223,669
Target Corp.	3,768,556	665,263,191

		1,244,223,489

Oil, Gas & Consumable Fuels — 2.0%
Apache Corp.	2,731,489	38,759,829
Cabot Oil & Gas Corp.	2,906,732	47,321,597
Chevron Corp.	14,486,819	1,223,411,865
Concho Resources Inc.	1,468,825	85,705,939
ConocoPhillips	8,036,810	321,392,032
Devon Energy Corp.	2,892,753	45,734,425
Diamondback Energy Inc.	1,160,164	56,151,938
EOG Resources Inc.	4,405,018	219,678,248
Exxon Mobil Corp.	31,837,105	1,312,325,468
Hess Corp.	2,045,787	107,997,096
HollyFrontier Corp.	1,185,697	30,650,267
Kinder Morgan Inc./DE	14,650,946	200,278,432
Marathon Oil Corp.	5,712,889	38,104,970
Marathon Petroleum Corp.	4,896,418	202,515,848
Occidental Petroleum Corp.(b)	6,260,178	108,363,681
ONEOK Inc.	3,340,527	128,209,426
Phillips 66	3,287,147	229,903,061
Pioneer Natural Resources Co.	1,224,777	139,489,852
Valero Energy Corp.	3,068,811	173,602,638
Williams Companies Inc. (The)	9,132,746	183,111,557

		4,892,708,169

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	1,704,797	453,799,913

Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	17,018,108	1,055,633,239
Catalent Inc.(a)(b)	1,238,422	128,882,578
Eli Lilly & Co.	5,974,880	1,008,798,739
Johnson & Johnson	19,816,205	3,118,674,343
Merck & Co. Inc.	19,039,557	1,557,435,763
Perrigo Co. PLC	987,010	44,139,087
Pfizer Inc.	41,829,232	1,539,734,030
Viatris Inc.(a)	9,045,780	169,517,917
Zoetis Inc.	3,576,611	591,929,120

		9,214,744,816

Professional Services — 0.3%
Equifax Inc.	914,921	176,433,366

Security	Shares	Value

Professional Services (continued)
IHS Markit Ltd.	2,804,650	$251,941,709
Nielsen Holdings PLC	2,613,640	54,546,667
Robert Half International Inc.	838,547	52,392,416
Verisk Analytics Inc.(b)	1,227,496	254,815,895

		790,130,053

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	2,509,747	157,411,332

Road & Rail — 1.0%
CSX Corp.	5,755,302	522,293,657
JB Hunt Transport Services Inc.	614,851	84,019,389
Kansas City Southern	704,433	143,795,908
Norfolk Southern Corp.	1,914,712	454,954,718
Old Dominion Freight Line Inc.(b)	724,024	141,315,004
Union Pacific Corp.	5,071,116	1,055,907,774

		2,402,286,450

Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices Inc.(a)	9,059,000	830,800,890
Analog Devices Inc.	2,786,003	411,576,223
Applied Materials Inc.	6,872,873	593,128,940
Broadcom Inc.	3,044,073	1,332,847,363
Intel Corp.	30,854,427	1,537,167,553
KLA Corp.	1,162,416	300,961,127
Lam Research Corp.	1,083,749	511,822,140
Maxim Integrated Products Inc.(b)	2,011,567	178,325,415
Microchip Technology Inc.	1,959,444	270,618,811
Micron Technology Inc.(a)(b)	8,377,426	629,814,887
NVIDIA Corp.	4,659,744	2,433,318,317
Qorvo Inc.(a)	858,353	142,718,353
QUALCOMM Inc.	8,511,266	1,296,606,262
Skyworks Solutions Inc.	1,249,864	191,079,208
Teradyne Inc.(b)	1,256,138	150,598,385
Texas Instruments Inc.	6,907,909	1,133,795,104
Xilinx Inc.	1,844,649	261,515,889

		12,206,694,867

Software — 8.6%
Adobe Inc.(a)(b)	3,611,676	1,806,271,401
ANSYS Inc.(a)(b)	648,585	235,955,223
Autodesk Inc.(a)	1,654,767	505,266,556
Cadence Design Systems Inc.(a)(b)	2,099,076	286,376,939
Citrix Systems Inc.	926,544	120,543,374
Fortinet Inc.(a)	1,009,874	149,996,585
Intuit Inc.	1,979,350	751,856,098
Microsoft Corp.	56,899,411	12,655,566,995
NortonLifeLock Inc.	4,398,431	91,399,396
Oracle Corp.	14,274,692	923,429,825
Paycom Software Inc.(a)(b)	370,501	167,559,077
salesforce.com Inc.(a)(b)	6,885,796	1,532,296,184
ServiceNow Inc.(a)	1,465,489	806,649,110
Synopsys Inc.(a)	1,148,545	297,748,806
Tyler Technologies Inc.(a)(b)	302,040	131,846,501

		20,462,762,070

Specialty Retail — 2.2%
Advance Auto Parts Inc.	504,780	79,507,898
AutoZone Inc.(a)(b)	174,380	206,717,027
Best Buy Co. Inc.	1,741,857	173,819,910
CarMax Inc.(a)(b)	1,218,059	115,057,853
Gap Inc. (The)	1,654,885	33,412,128
Home Depot Inc. (The)	8,104,792	2,152,794,851

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
L Brands Inc.	1,722,823	$64,071,787
Lowe’s Companies Inc.	5,513,999	885,051,980
O’Reilly Automotive Inc.(a)	545,188	246,735,733
Ross Stores Inc.	2,679,057	329,014,990
Tiffany & Co.	807,875	106,195,169
TJX Companies Inc. (The)	9,047,004	617,819,903
Tractor Supply Co.	876,681	123,243,815
Ulta Beauty Inc.(a)(b)	421,353	120,995,728

		5,254,438,772

Technology Hardware, Storage & Peripherals — 7.0%
Apple Inc.	120,275,076	15,959,299,834
Hewlett Packard Enterprise Co.	9,685,261	114,770,343
HP Inc.	10,336,104	254,164,797
NetApp Inc.	1,661,227	110,039,677
Seagate Technology PLC	1,654,933	102,870,635
Western Digital Corp.	2,321,492	128,587,442
Xerox Holdings Corp.	1,182,825	27,429,712

		16,697,162,440

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands Inc.	2,722,349	39,691,849
Nike Inc., Class B	9,443,006	1,335,902,059
PVH Corp.	518,664	48,697,363
Ralph Lauren Corp.	357,984	37,137,260
Tapestry Inc.	2,023,367	62,886,246
Under Armour Inc., Class A(a)(b)	1,328,525	22,810,774
Under Armour Inc., Class C, NVS(a)(b)	1,336,741	19,890,706
VF Corp.	2,415,689	206,323,998

		1,773,340,255

Tobacco — 0.6%
Altria Group Inc.	14,003,501	574,143,541
Philip Morris International Inc.	11,719,496	970,257,074

		1,544,400,615

Trading Companies & Distributors — 0.2%
Fastenal Co.	4,336,123	211,732,886

Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals Inc.(a)(b)	533,982	$123,835,766
WW Grainger Inc.	338,447	138,201,448

		473,770,100

Water Utilities — 0.1%
American Water Works Co. Inc.	1,369,307	210,147,545

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)(b)	4,390,028	591,995,276

Total Common Stocks — 99.8% (Cost: $189,029,711,791)		238,240,070,742

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	1,352,548,071	1,353,359,600
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	377,180,000	377,180,000

		1,730,539,600

Total Short-Term Investments — 0.7% (Cost: $1,729,347,973)		1,730,539,600

Total Investments in Securities — 100.5% (Cost: $190,759,059,764)		239,970,610,342

Other Assets, Less Liabilities — (0.5)%		(1,142,315,318)

Net Assets — 100.0%		$238,828,295,024

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,344,392,754	$—	$(1,994,552,095	)(a)	$1,365,907	$2,153,034	$1,353,359,600	1,352,548,071	$9,431,681	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	411,171,000	—	(33,991,000	)(a)	—	—	377,180,000	377,180,000	458,181		—
BlackRock Inc.	390,552,570	261,549,013	(181,626,241)		39,896,729	259,772,307	770,144,378	1,067,362	12,396,062		—

					$41,262,636	$261,925,341	$2,500,683,978		$22,285,924		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

6

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P 500 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	3,100	03/19/21	$581,064	$ 10,993,405

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$238,240,070,742	$—	$—	$238,240,070,742
Money Market Funds	1,730,539,600	—	—	1,730,539,600

	$239,970,610,342	$—	$—	$239,970,610,342

Derivative financial instruments(a)
Assets
Futures Contracts	$10,993,405	$—	$—	$10,993,405

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

7